Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 81,990	$ 99,040
Less: allowance for doubtful accounts	(820)	(1,006)
Accounts receivables, net	$ 81,170	$ 98,034